Compensation of Corporate Officers	6 Months Ended
Jun. 30, 2022
Disclosure Of Compensation Of Corporate Officers [Abstract]
Compensation of Corporate Officers

Note 27	Compensation of Corporate Officers
The compensation paid to the Chief Executive Officer is as follows for the first half of 2021 and the first half of 2022:

Compensation paid to the Chief Executive Officer

(in € thousands)	2021/06/30	2022/06/30
Short-term employee benefits (gross + employer's social contributions, paid)	265	480
Post-employment pension & medical benefits	—	—
Share-based payment transactions	—	—
TOTAL	265	480
The Chief Executive Officer’s corporate contract contains a clause whereby, in the event of termination, he would receive a non-compete indemnity equal to:
(i)twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the past twelve months ended and
(ii)increased, where applicable, by the amount of the annual variable compensation due for the previous year. This compensation is intended to compensate the prohibition made to the Chief Executive Officer, for a period of 12 months following the termination of his functions, for whatever reason, to work in any way whatsoever with certain companies carrying out a directly competitive activity of the Company.
In addition, the Chief Executive Officer, except in the event of gross negligence within the meaning of labor law, shall receive severance pay equal to:
(i)twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the twelve past completed months and
(ii)increased, where applicable, by the amount of annual variable compensation due for the previous year.
This compensation will be paid one month after his effective termination of activity within the Group. The compensation will not be paid if, on his initiative, the Chief Executive Officer leaves the Company to exercise new functions or changes functions within the Group, or even if he has the possibility of asserting in the short term his retirement rights. It is also specified that any sum paid under the non-competition clause will be deducted from the sums due under the severance pay and vice versa. The total and maximum commitment represented by this indemnity (gross, employer charges and payroll tax) as of June 30, 2022 would amount to €523.
The directors' fees and other compensation due and paid to the non executive directors are as follows:

Attendance fees and other forms of remuneration payable to each of the non executive officer	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*

(in euros)	2021/06/30		2022/06/30
Jean-François MOUNEY (2)
Attendance fees	21,393	32,079	31,157	42,244
Other remuneration	143,196	143,196	155,435	155,435
TOTAL	164,589	175,276	186,592	197,679
Xavier GUILLE DES BUTTES (1)
Attendance fees	46,870	49,050	44,690	50,037
Other remuneration	—	—	—	—
TOTAL	46,870	49,050	44,690	50,037
Frédéric DESDOUITS (1)
Attendance fees	22,890	29,430	13,110	20,710
Other remuneration	—	—	—	—
TOTAL	22,890	29,430	13,110	20,710
BIOTECH AVENIR (1)
Représenté par Florence Séjourné
Attendance fees	—	—	—	—
Other remuneration	—	—	—	—
TOTAL	—	—	—	—
Philippe MOONS (1)
Attendance fees	11,536	18,621	7,630	6,540
Other remuneration	—	—	—	—
TOTAL	11,536	18,621	7,630	6,540
Anne-Hélène MONSELLATO (1)
Attendance fees	29,430	27,250	25,070	20,710
Other remuneration	—	—	—	—
TOTAL	29,430	27,250	25,070	20,710
Catherine LARUE (1)
Attendance fees	25,070	27,250	26,705	29,121
Other remuneration	—	—	—	—
TOTAL	25,070	27,250	26,705	29,121
Katherine KALIN (1)
Attendance fees	22,890	25,070	19,620	22,890
Other remuneration	—	—	—	—
TOTAL	22,890	25,070	19,620	22,890
Eric BACLET (1)
Attendance fees	36,721	33,996	28,340	26,160
Other remuneration	—	—	—	—
TOTAL	36,721	33,996	28,340	26,160
Jean-François TINE (1)
Attendance fees	16,834	5,389	17,440	20,710
Other remuneration	—	—	—	—
TOTAL	16,834	5,389	17,440	20,710
TOTAL	376,830	391,332	369,197	394,557
(1) : Net of the mandatory fixed-rate withholding of 12.8%
(2) : Gross compensation + employer contributions
In addition, the Company has provided corporate officers, directors and members of the Executive Committee a “directors and officers” insurance against claims relating to certain actions they may take in the performance of their duties. This is an annual contract, which was renewed at the end of March 2022, and the annual insurance premium for the implementation of this insurance coverage of €2,184 (previously €2,052) wad paid by the Company.